Restructuring and Other Related Charges Charges Included in Statement of Earnings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 22.1	$ 24.3	$ 28.0
Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges	8.1	5.9	5.8
Selling, general and administrative expenses
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 14.0	$ 18.4	$ 22.2